T. ROWE PRICE Intermediate Tax-Free High Yield Fund
November 30, 2024 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 100.2%
ALABAMA  1.9%
Black Belt Energy Gas Dist., Series A, VRDN, 5.25%, 1/1/54
(Tender 10/1/30)  415 447
Black Belt Energy Gas Dist., Series B, VRDN, 5.25%, 12/1/53
(Tender 12/1/30)  100 109
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  200 212
Black Belt Energy Gas Dist., Series D, VRDN, 5.00%, 3/1/55
(Tender 11/1/34) (1) 150 163
Huntsville-Redstone Village Special Care Fac. Fin. Auth.,
5.50%, 1/1/28 (2)(3) 205 115
Huntsville-Redstone Village Special Care Fac. Fin. Auth.,
Series A, 6.00%, 1/1/22 (2)(3) 80 45
Jefferson County, Sewer Revenue, 5.00%, 10/1/39  500 554
Southeast Energy Auth., Series B, VRDN, 4.00%, 12/1/51
(Tender 12/1/31)  375 382
2,027
ALASKA  0.1%
Northern Tobacco Securitization, Series B-1, 4.00%, 6/1/50  50 50
50
ARIZONA  2.3%
Arizona IDA, Series A, 4.00%, 7/15/27 (4) 120 121
Arizona IDA, Series A, 4.00%, 7/15/30 (4) 455 453
Arizona IDA, Series A, 4.00%, 7/15/33 (4) 100 99
Arizona IDA, Series A, 4.00%, 7/15/34 (4) 100 98
Arizona IDA, Series A, 4.00%, 7/15/35 (4) 250 243
Arizona IDA, Pinecrest Academy of Northern Nevada Project,
Series A, 4.50%, 7/15/29 (4) 300 291
Chandler IDA, Intel Corp. Project, VRDN, 4.00%, 6/1/49
(Tender 6/1/29) (5) 175 177
Chandler IDA, Intel Corp. Project, Series 2, VRDN, 5.00%,
9/1/52 (Tender 9/1/27) (5) 325 334
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/31  100 104
Salt Verde Financial, 5.00%, 12/1/32  300 326
Salt Verde Financial, 5.25%, 12/1/26  100 104
Sierra Vista IDA, American Leadership Academy Project,
5.00%, 6/15/44 (4) 100 101
2,451

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
ARKANSAS  0.3%
Osceola, Plum Point Energy, VRDN, 5.50%, 4/1/36 (Tender
1/2/26) (5) 350 351
351
CALIFORNIA  4.7%
Burbank-Glendale-Pasadena Airport Auth., Brick Campaign,
Series B, 4.125%, 7/1/41 (5)(6) 250 253
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.00%, 12/1/53 (Tender 8/1/29)  725 770
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, Series 2023-F, VRDN, 5.50%, 10/1/54 (Tender
11/1/30)  150 167
California Housing Fin., Series 2019-1A, 4.25%, 1/15/35  92 95
California Housing Fin. Agency, Power Station Block, Series L,
5.20%, 12/1/27 (4) 250 252
California Municipal Fin. Auth., Claremont Colleges, Series A,
5.00%, 7/1/30 (4) 200 203
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 4.00%, 10/1/29 (4) 405 403
California PFA, Enso Village Project, 2.375%, 11/15/28 (4) 215 212
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/40  350 357
California Statewide CDA, Loma Linda Univ. Medical Center,
5.25%, 12/1/29  250 250
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/25 (4) 200 202
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/29 (4) 250 255
California Statewide CDA, Statewide Community Infrastructure,
Series C-1, 4.00%, 9/2/31  100 99
California Statewide CDA, Statewide Community Infrastructure,
Series D, 4.75%, 9/2/33  250 255
CSCDA Community Improvement Auth., Link-Glendale
Sustainable Bond, 3.00%, 7/1/45 (4) 1,000 811
Del Mar Race Track Auth., 5.00%, 10/1/38  120 120
Inland Empire Tobacco Securitization, Tobacco Settlement
Asset-Backed Bonds, Series C-1, Zero Coupon, 6/1/36  500 231
4,935
COLORADO  1.9%
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/26  100 101
Colorado HFA, Frasier, Series A, 4.00%, 5/15/31  100 100
Colorado HFA, Sunny Vista Living Center, Series A, 5.50%,
12/1/30 (4) 450 356
Denver City & County Airport, United Airlines, 5.00%,
10/1/32 (5) 150 150

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Denver Convention Center Hotel Auth., 5.00%, 12/1/36  500 508
Public Auth. for Colorado Energy, 6.25%, 11/15/28  255 270
Rampart Range Metropolitan Dist. No 5, 4.00%, 12/1/36  500 486
1,971
CONNECTICUT  1.7%
Connecticut HEFA, Goodwin Univ., Series A-1, 5.00%, 7/1/44  250 254
Connecticut HEFA, Hartford Univ., 5.00%, 7/1/31  450 455
Connecticut HEFA, Hartford Univ., 5.00%, 7/1/32  550 554
Connecticut HEFA, Masonicare, Series F, 5.00%, 7/1/27  350 355
Hamden Town, Whitney Center, 5.00%, 1/1/30  160 164
1,782
DELAWARE  2.7%
Delaware Economic Dev. Auth., ASPIRA of Delaware Charter
Operations, Series A, 3.00%, 6/1/32  200 184
Delaware Economic Dev. Auth., Newark Charter School, 4.00%,
9/1/25  385 385
Delaware Economic Dev. Auth., Newark Charter School, 4.00%,
9/1/30  100 101
Delaware Economic Dev. Auth., Newark Charter School, 4.00%,
9/1/41  270 259
Delaware Economic Dev. Auth., Newark Charter School, 5.00%,
9/1/40  140 146
Delaware State HFA, Beebe Medical Center Project, 5.00%,
6/1/30  835 874
Delaware State HFA, Christiana Health Care System, 5.00%,
10/1/39  625 669
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/32  250 257
2,875
DISTRICT OF COLUMBIA  1.7%
District of Columbia, Ingleside at Rock Creek, Series A,
4.125%, 7/1/27  200 200
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/32  225 229
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  150 152
District of Columbia, Ingleside at Rock Creek, Series A,
5.125%, 6/1/34 (4) 250 255
District of Columbia, Methodist Home of District of Columbia,
5.00%, 1/1/29  270 262
District of Columbia, Rocketship DC Obigated Group, Series A,
5.00%, 6/1/34  270 283

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Metropolitan Washington Airports Auth. Dulles Toll Road,
Series B, Zero Coupon, 10/1/34 (7) 525 373
1,754
FLORIDA  8.1%
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/26  200 205
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/29  125 132
Capital Trust Agency, The Marie Selby Botanical Gardens,
4.00%, 6/15/25 (4) 100 100
Capital Trust Agency, The Marie Selby Botanical Gardens,
4.00%, 6/15/31 (4) 100 96
Capital Trust Auth., Kipp Miami North Campus Project,
Series A, 5.00%, 6/15/34 (4) 250 264
Celebration Pointe Community Dev. Dist., Alachua County,
5.00%, 5/1/32  225 229
Collier County EFA, Maria Univ. Project, 5.00%, 6/1/28  250 255
Crossings at Fleming Island Community Dev. Dist., Series A-1,
4.50%, 5/1/30  90 90
East Nassau Stewardship Dist., BAN, 5.25%, 5/1/29 (1) 300 301
Florida Dev. Fin., GFL Solid Waste Southeast Project, Series A,
VRDN, 4.375%, 10/1/54 (Tender 10/1/31) (4)(5) 250 253
Florida Dev. Fin., Learning Gate Community Center, Series A,
5.00%, 2/15/31  235 239
Florida Dev. Fin., Waste Pro Project, VRDN, 6.125%, 7/1/32
(Tender 7/1/26) (4)(5) 350 359
Florida Municipal Loan Council, Shingle Creek Transit & Utility
Community Dev. Dist., 4.50%, 5/1/31 (5) 100 100
Golden Gem Community Dev. Dist., 5.15%, 5/1/31  250 254
Hammock Oaks Community Dev. Dist., Assesment Area Two,
5.00%, 5/1/31  340 344
Hobe-St. Lucie Conservancy Dist., 4.75%, 5/1/31  250 258
Lakes of Sarasota Community Dev. Dist., Series A, 4.75%,
5/1/31  355 356
Lakes of Sarasota Community Dev. Dist., Series A-1, 3.40%,
5/1/31  130 125
Lakes of Sarasota Community Dev. Dist., Series B-1, 3.625%,
5/1/31  130 127
Laurel Road Community Dev. Dist., Series A-1, 3.00%, 5/1/31  160 147
Lee County Airport, 5.25%, 10/1/42 (5) 500 551
Lee County IDA, Shell Point, Tax Exempt Mandatory Paydown
Securities, Series 2024B-1, 4.75%, 11/15/29  250 252
LTC Ranch West Residential Community Dev. Dist., Assesment
Area Three, 4.875%, 5/1/31  360 364

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Malabar Springs Community Dev. Dist., Assesment Area One,
4.50%, 5/1/31  250 250
Marion Ranch Community Dev. Dist., 5.10%, 5/1/31  240 243
Mirada Community Dev. Dist., Assesment Area Three, 4.75%,
5/1/31  250 252
Palm Beach County HFA, Toby & Leon Cooperman Sinai,
4.00%, 6/1/31  350 348
Palm Beach County HFA, Toby & Leon Cooperman Sinai,
4.00%, 6/1/41  120 111
Parrish Lakes Community Dev. Dist., Assesment Area Three,
5.00%, 5/1/31  250 251
Sawyers Landing Community Dev. Dist., 3.75%, 5/1/31  250 241
Seminole County IDA, Series A, 4.00%, 6/15/36 (4) 315 304
Seminole Palms Community Dev. Dist., 4.45%, 5/1/31 (4) 250 250
Two Rivers West Community Dev. Dist., Series 2024, 4.80%,
5/1/31 (4) 250 252
Venice, Village on The Isle Project, Series B-1, 4.625%,
1/1/30 (1)(4) 250 251
Village Community Dev. Dist. No. 15, 4.375%, 5/1/33 (4) 110 114
West Villages Improvement Dist., Assesment Area, 4.50%,
5/1/31  235 237
8,505
GEORGIA  3.3%
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.50%, 1/1/29 (2)(3) 200 90
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.75%, 1/1/35 (2)(3) 200 90
Atlanta Dev. Auth., Westside Gultch Area Project, Series A,
5.00%, 4/1/34 (4) 200 205
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.375%, 7/1/26 (4) 115 114
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.875%, 7/1/31 (4) 300 282
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
3.625%, 7/1/42 (4) 150 134
Augusta Airport, Series A, 5.00%, 1/1/35  250 250
Coweta County Residential Care Fac. for the Elderly Auth.,
Peachtree City Project, 4.00%, 3/1/36  150 136
George L Smith II Congress Center Auth., Convention Center
Hotel, 3.625%, 1/1/31 (4) 185 176
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/36 (4) 395 401
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.00%, 6/15/27 (4) 280 284

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Main Street Natural Gas, Series A, VRDN, 5.00%, 6/1/53
(Tender 6/1/30)  500 532
Main Street Natural Gas, Series A, VRDN, 5.00%, 5/1/54
(Tender 9/1/31)  250 270
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/54
(Tender 3/1/32)  125 136
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53
(Tender 9/1/30)  125 134
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/27 (4) 195 197
3,431
GUAM  0.5%
Antonio B Won Pat Int'l. Airport Auth., 5.25%, 10/1/29 (5) 255 271
Antonio B Won Pat Int'l. Airport Auth., Series A, 5.00%,
10/1/34 (5) 100 107
Guam, Hotel Occupancy Tax, Series A, 5.00%, 11/1/35  125 131
509
IDAHO  0.1%
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/29  100 100
100
ILLINOIS  5.8%
Chicago, GO, 5.50%, 1/1/34  350 350
Chicago, Series A, GO, 5.00%, 1/1/27  145 149
Chicago, Series A, GO, 5.00%, 1/1/27 (8) 55 57
Chicago, Series A, GO, 5.00%, 1/1/34  500 532
Chicago O'Hare Int'l. Airport, Series D, 5.00%, 1/1/26
(Prerefunded 1/1/25) (9) 160 160
Chicago Wastewater Transmission, 5.00%, 1/1/28 (Prerefunded
1/1/25) (9) 145 145
Chicago Wastewater Transmission, 5.00%, 1/1/28 (Prerefunded
1/6/25) (9) 355 356
Illinois, GO, 5.00%, 5/1/32 (Prerefunded 1/14/25) (9) 250 251
Illinois, GO, 5.00%, 11/1/37  1,000 1,022
Illinois, GO, 5.50%, 5/1/25  125 126
Illinois Fin. Auth., Admiral at the Lake, 5.00%, 5/15/33  185 175
Illinois Fin. Auth., Plymouth Place, Series A, 5.00%, 5/15/32  140 142
Illinois Fin. Auth., Plymouth Place, Series A, 5.00%, 5/15/33  145 147
Illinois Fin. Auth., Three Crowns Park, 5.00%, 2/15/32  450 458
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
12/15/32  250 262
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 12/15/35  250 166
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/38  1,000 590

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, Zero Coupon, 6/15/31 (10) 100 80
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, Zero Coupon, 12/15/35 (10) 660 438
Metropolitan Pier & Exposition Auth., McCormick Place,
Series B, 5.00%, 12/15/27  500 508
6,114
INDIANA  2.3%
East Chicago, USG Project, 5.50%, 9/1/28 (5) 175 170
Indiana Fin. Auth., Margaret Mary Health Project, Series A,
5.50%, 3/1/39  250 276
Indiana Fin. Auth., Ohio Valley Electric, Series A, 4.25%,
11/1/30  425 438
Indiana Fin. Auth., Ohio Valley Electric, Series B, 2.50%,
11/1/30  100 92
Indiana Fin. Auth., Parkview Health System, Series D, VRDN,
3.15%, 11/1/39  500 500
Indiana Fin. Auth., Senior Student Housnig Project, Series A,
4.25%, 7/1/44  250 240
Indiana Fin. Auth., U.S. Steel, Series A, 4.125%, 12/1/26  325 327
Indianapolis Local Public Improvement Bond Bank, Convention
Center Hotel, Series E, 5.00%, 3/1/33  250 265
Valparaiso, Pratt Paper, 4.50%, 1/1/34 (4)(5) 100 102
2,410
KANSAS  0.2%
Overland Park Sales Tax Revenue, Bluhawk Star Bond Project,
Series A, 6.50%, 11/15/42 (4) 200 207
207
KENTUCKY  1.7%
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/25  450 451
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/26  250 253
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  520 531
Kentucky Public Energy Auth., Series B, VRDN, 5.00%, 1/1/55
(Tender 8/1/32)  300 323
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  200 203
1,761
LOUISIANA  1.5%
Louisiana Local Gov't Environmental Fac. & Community Dev.
Auth., Westlake Chemical, 3.50%, 11/1/32  380 373

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Louisiana Offshore Terminal Auth., Loop LLC Project, Series A,
VRDN, 4.20%, 9/1/33 (Tender 9/1/28)  300 304
Saint James Parish, Nustar Logistics, VRDN, 6.10%, 6/1/38
(Tender 6/1/30) (4) 300 333
Saint James Parish, Nustar Logistics, Series B, VRDN, 6.10%,
12/1/40 (Tender 6/1/30) (4) 150 167
Saint John the Baptist Parish, Marathon Oil, VRDN, 4.05%,
6/1/37 (Tender 7/1/26)  250 252
Saint John the Baptist Parish, Marathon Oil, Series B-2, VRDN,
2.375%, 6/1/37 (Tender 7/1/26)  200 197
1,626
MARYLAND  8.7%
Baltimore, Convention Center Hotel, 5.00%, 9/1/26  130 132
Baltimore, Convention Center Hotel, 5.00%, 9/1/30  300 305
Baltimore, Convention Center Hotel, 5.00%, 9/1/31  255 259
Baltimore, Convention Center Hotel, 5.00%, 9/1/34  100 101
Baltimore, Harbor Point Project, Series A, 3.40%, 6/1/34 (4) 285 268
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/28  280 287
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/32  100 100
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/35  100 99
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/29 (4) 100 101
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/33 (4) 540 543
Maryland Economic Dev., Marine Terminal, 5.75%, 9/1/25  255 257
Maryland Economic Dev., Port Covington Project, 3.25%,
9/1/30  360 351
Maryland Economic Dev., Purple Line Light Rail Project,
Series A, 5.00%, 11/12/28 (5) 1,150 1,172
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/30  165 170
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/36  250 255
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/31  530 555
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/32  250 261
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/35  200 208
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/28 (6) 60 62
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/29 (6) 155 159
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/27  150 154

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Doctors Community Hosp., Series A, 5.00%,
7/1/38  1,500 1,529
Maryland HHEFA, Green Street Academy, Series A, 5.00%,
7/1/27 (4) 100 101
Maryland HHEFA, Monocacy Montessori Community, 5.25%,
7/1/33 (4) 440 458
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/27  300 313
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/31  100 101
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/35  240 243
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/29  100 102
Rockville, Ingleside at King Farm, Series A-2, 3.375%, 11/1/27  100 97
Washington County, Economic Dev., Homewood Maryland
Obligated Group, 4.00%, 5/1/36  250 253
Westminster, Lutheran Village at Millers Grant, Series A, 6.00%,
7/1/34  140 140
9,136
MASSACHUSETTS  0.2%
Massachusetts Dev. Fin. Agency, Merrimack College Student
Housing, Series A, 4.25%, 7/1/34 (4) 170 172
172
MICHIGAN  1.8%
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%,
2/15/33  250 253
Detroit, GO, 5.00%, 4/1/37  500 519
Ivywood Classical Academy, Public School, 5.00%, 1/1/34  350 361
Kentwood Economic Dev., Holland Home Obligated Group,
4.00%, 11/15/31  90 88
Michigan Fin. Auth., Uni. of Detroit Mercy, 5.25%, 11/1/39  270 285
Michigan Strategic Fund, VRDN, 4.00%, 10/1/61 (Tender
10/1/26) (5) 400 401
Michigan Tobacco Settlement Fin. Auth., Series B, Zero
Coupon, 6/1/52  100 13
1,920
MINNESOTA  0.3%
Minnesota Housing Fin. Agency, Sustainable Bond, Series A,
6.25%, 1/1/54  100 109
Saint Paul Redev. & Housing Auth., Episcopal Homes Obligated
Group, 4.00%, 11/1/36  200 184
293
MISSOURI  0.7%
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  65 61

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Saint Louis IDA, Nazareth Living Center, Series A, 5.00%,
8/15/25  110 110
Saint Louis IDA, Saint Andrews Resources for Seniors, 5.00%,
12/1/25  30 30
Saint Louis Land Clearance for Redev. Auth., National
Geospatial Intelligence Agency, 5.00%, 6/1/29  150 153
Taney County IDA, Cedar Infrastructure, 5.00%, 10/1/33 (4) 350 352
706
NEVADA  0.5%
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/31  250 263
Las Vegas Special Improvement Dist. No. 815, 4.75%, 12/1/40  100 100
Nevada Housing Division, VRDN, 5.00%, 12/1/25 (Tender
12/1/24)  100 100
Reno-Tahoe Airport Auth., Series A, 5.00%, 7/1/36 (5) 100 109
572
NEW HAMPSHIRE  1.6%
National Fin. Auth., Series 2022-2, Class A, 4.00%, 10/20/36  170 167
National Finance Auth. Affordable Housing Certificates,
Series 2024-1, Class A, 4.15%, 10/20/40 (Tender 10/1/34)  150 150
New Hampshire Business Fin. Auth., Series 2020-1, Class A,
4.125%, 1/20/34  231 235
New Hampshire Business Fin. Auth., Series 2023-2, Class A,
3.875%, 1/20/38  148 143
New Hampshire Business Fin. Auth., Series 2024-1, Class A,
4.25%, 7/1/51 (Prerefunded 7/20/41) (9) 248 247
New Hampshire Business Fin. Auth., Series 2024-2, Class A,
3.625%, 8/20/39  207 198
New Hampshire Business Fin. Auth., Series B, VRDN, 3.75%,
7/1/45 (Tender 7/2/40) (4)(5) 100 87
New Hampshire Business Fin. Auth., Tamarron Project, 5.25%,
12/1/35 (4) 222 222
New Hampshire Business Fin. Auth., Thomas Ranch Project,
Zero Coupon, 12/1/34 (4) 250 133
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/36  100 102
1,684
NEW JERSEY  1.3%
Gloucester County Pollution Control Fin. Auth., Keystone Urban
Renewal, Series A, PCR, 5.00%, 12/1/24 (5)(8) 85 85
New Jersey, GO, 2.00%, 6/1/37  250 197
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
1/1/34 (5) 530 530
New Jersey Economic Dev. Auth., Lions Gate, 4.875%, 1/1/29  370 370
New Jersey Economic Dev. Auth., Lions Gate, 5.00%, 1/1/34  100 100

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth., Port Newark Container
Terminal, 5.00%, 10/1/47 (5) 125 127
1,409
NEW YORK  5.0%
Build New York City Resource, Friends of Hellenic Classical,
Series A, 4.00%, 12/1/31 (4) 200 192
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 4.875%, 5/1/31 (4) 205 209
Build New York City Resource, New World Preparatory Charter
School Project, Series A, 4.00%, 6/15/31 (4) 100 98
Build New York City Resource, Pratt Paper, 4.50%, 1/1/25 (4)
(5) 100 100
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/36 (3)(4) 100 100
Build New York City Resource, Shefa School Project, Series A,
2.50%, 6/15/31 (4) 100 91
Dormitory Auth. of the State of New York, Garnet Health
Medical Center, 5.00%, 12/1/37 (4) 400 391
Dormitory Auth. of the State of New York, Montefiore, Series A,
4.00%, 9/1/36  250 249
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/27 (4) 300 302
Dormitory Auth. of the State of New York, Saint John's Univ.,
Series A, 5.00%, 7/1/29  100 101
Dormitory Auth. of the State of New York, Saint Joseph's
College, 5.00%, 7/1/28  75 76
Dormitory Auth. of the State of New York, Saint Joseph's
College, 5.00%, 7/1/29  175 177
Nassau County IDA, Amsterdam at Harborside, Series A,
9.00%, 1/1/41 (2)(3)(4) 225 225
Nassau County IDA, Amsterdam at Harborside, Series B, VR,
5.00%, 1/1/58 (2) 518 78
New York Liberty Dev., 3 World Trade Center, Class 2, 5.15%,
11/15/34 (4) 400 400
New York Liberty Dev., 3 World Trade Center, Class 2, 5.375%,
11/15/40 (4) 200 200
New York State Environmental Fac., Casella Waste Systems,
Series 2020R-2, VRDN, 5.125%, 9/1/50 (Tender 9/3/30) (4)(5) 250 266
New York Transportation Dev., American Airlines, 2.25%,
8/1/26 (5) 40 39
New York Transportation Dev., American Airlines, 5.00%,
8/1/26 (5) 215 215
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (5) 850 851

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
New York Transportation Dev., Delta Air Lines LaGuardia
Airport, 5.00%, 1/1/27 (5) 495 509
New York Transportation Dev., JFK Int'l. Airport, 5.25%,
8/1/31 (5) 105 110
Westchester County Local Dev., Medical Center Obligated,
5.25%, 11/1/31 (6) 200 224
5,203
NORTH CAROLINA  1.3%
Charlotte-Mecklenburg Hosp. Auth., Series B, VRDN, 3.20%,
1/15/38  300 300
North Carolina Medical Care Commission, Series C, 4.00%,
3/1/30  290 290
North Carolina Medical Care Commission, Lutheran Services,
5.00%, 3/1/27  100 103
North Carolina Medical Care Commission, Penick Village
Project, Series A, 5.50%, 9/1/44  100 104
North Carolina Medical Care Commission, Pennybyrn at
Maryfield, 5.00%, 10/1/25  45 45
North Carolina Medical Care Commission, Salemtowne, 5.25%,
10/1/37  325 325
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/25  160 161
1,328
NORTH DAKOTA  0.4%
Grand Forks, Altru Health System, Series A, 5.00%, 12/1/39 (6) 250 271
Horace, Series C, GO, 4.50%, 5/1/39  100 102
373
OHIO  2.1%
Akron Bath Copley Joint Township Hosp. Dist., 4.00%, 11/15/33  400 401
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  1,190 1,090
Cleveland Airport, Series A, 5.00%, 1/1/29 (6) 125 125
Cleveland-Cuyahoga County Port Auth., Playhouse Square
Foundation Project, 5.25%, 12/1/38  250 258
Ohio Air Quality Dev. Auth., Ohio Valley Electric, 3.25%, 9/1/29  100 98
Ohio Air Quality Dev. Auth., Pratt Paper, 3.75%, 1/15/28 (4)(5) 220 220
2,192
OKLAHOMA  0.8%
Oklahoma County Fin. Auth., Astec Project, 5.25%, 6/15/34 (4) 250 259
Oklahoma County Fin. Auth., Epworth Villa, Series B, 5.875%,
12/1/47  135 106
Oklahoma County Fin. Auth., Epworth Villa, Series C, 2.00%,
12/1/47  28 1

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Oklahoma DFA, OU Medicine, Series B, 5.00%, 8/15/33  500 518
884
PENNSYLVANIA  4.1%
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/27 (4) 195 200
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/32 (4) 100 102
Berks County Municipal Auth., Tower Health Project,
Series B-1, STEP, 0.00%, 6/30/44  326 235
Butler County Hosp. Auth., 5.00%, 7/1/25  125 125
Chester County IDA, Woodlands at Graystone, 4.375%,
3/1/28 (4) 90 90
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, Series A, 4.50%, 1/1/40 (4) 175 162
Doylestown Hosp. Auth., 5.00%, 7/1/31 (4) 250 267
Latrobe IDA, Seton Hill Univ., 4.00%, 3/1/37  150 141
Montgomery County IDA, Albert Einstein Healthcare, Series A,
5.25%, 1/15/28 (Prerefunded 1/15/25) (9) 200 200
Montgomery County IDA, Constellation Energy, Series A,
VRDN, 4.10%, 4/1/53 (Tender 4/3/28)  250 257
Pennsylvania Economic DFA, 5.00%, 12/31/38 (5) 250 254
Pennsylvania Economic DFA, 5.25%, 6/30/35 (5) 500 546
Pennsylvania Economic DFA, Consol Energy, VRDN, 9.00%,
4/1/51 (Tender 4/13/28) (4)(5) 200 228
Pennsylvania Economic DFA, Energy Supply, Series C, VRDN,
5.25%, 12/1/37 (Tender 6/1/27)  250 255
Pennsylvania Higher Ed. Fac. Auth., Indiana Univ. Student
Housing, Series A, FRN, 67% of 3M TSFR + 0.65%, 3.903%,
7/1/39 (7) 125 116
Pennsylvania Housing Fin. Agency, Series 141A, 5.75%,
10/1/53  277 295
Philadelphia Higher Ed. Fac. Auth., Temple Univ. Health
System, 5.00%, 7/1/28  310 319
Philadelphia IDA, String Theory Charter, 5.00%, 6/15/30 (4) 145 150
Susquehanna Area Regional Airport Auth., 5.00%, 1/1/35 (5) 390 398
4,340
PUERTO RICO  9.4%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (11) 489 302
Puerto Rico Commonwealth, GO, VR, 11/1/51 (11) 1,005 536
Puerto Rico Commonwealth, GO, VR, 11/1/51 (11) 553 352
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/30 (4) 1,250 1,325
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (4) 1,250 1,309

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  230 159
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  85 85
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  90 89
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  160 157
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  90 86
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  47 48
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  844 883
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  93 100
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  365 407
Puerto Rico Electric Power Auth., Series CCC, 4.25%,
7/1/23 (3)(12) 100 53
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (3)(12) 100 52
Puerto Rico Electric Power Auth., Series SS, 5.00%, 7/1/30 (6) 130 130
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/18 (3)
(12) 200 105
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (3)
(12) 120 63
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (3)
(12) 100 52
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (3)
(12) 245 128
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/29  1,203 1,011
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  545 388
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  1,000 337
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  1,363 1,361
Puerto Rico Sales Tax Fin., Restructured Cofina, Series A-2,
4.329%, 7/1/40  416 416
9,934
SOUTH CAROLINA  0.8%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32 (3) 447 269
Connector 2000 Assoc., Series B-1, Zero Coupon, 1/1/32 (3) 63 29

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Connector 2000 Assoc., Series B-1, Zero Coupon, 7/22/51 (3) 185 18
Patriots Energy Group Fin. Agency, Series B-1, 5.25%, 3/1/30  205 221
South Carolina Jobs Economic Dev. Auth., Repower South
Berkeley, 5.25%, 2/1/27 (2)(3)(4)(5) 200 20
South Carolina Jobs Economic Dev. Auth., Woodlands at
Furman, Series A, 5.00%, 11/15/30  85 88
South Carolina Jobs-Economic Dev. Auth., International Paper,
VRDN, 4.00%, 4/1/33 (Tender 4/1/26) (5) 150 151
796
TENNESSEE  0.9%
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing - CDFI Phase I, CDFI, 5.00%, 10/1/32  195 196
Kingsport Tennessee IDB, Domtar Project, VRDN, 5.25%,
12/1/54 (Tender 11/15/29) (1)(4)(5) 200 203
Memphis-Shelby County Ind. Dev. Board, Senior Tax
Increment, Graceland, Series A, 4.75%, 7/1/27 (3) 100 90
Memphis-Shelby County Ind. Dev. Board, Senior Tax
Increment, Graceland, Series A, 5.50%, 7/1/37 (3) 100 76
Nashville Metropolitan Dev. & Housing Agency, Tax Increment,
Fifth & Broadway, 4.50%, 6/1/28 (4) 100 101
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26  275 280
946
TEXAS  7.0%
Arlington Higher Ed. Fin., VRDN, 4.875%, 6/15/56 (Tender
6/15/26) (4) 250 252
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/28  250 253
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/30  540 547
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/33  100 101
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/27  335 335
Clifton Higher Ed. Fin., Valor Education, Series A, 5.00%,
6/15/34 (4) 325 326
Conroe Local Gov't, Convention Center Hotel, 3.50%,
10/1/31 (4) 385 321
Gulf Coast IDA, Citgo Petroleum, 4.875%, 5/1/25 (5) 680 680
Houston Airport System, United Airlines, Series B, 5.50%,
7/15/37 (1)(5) 500 542
Houston Airport System, United Airlines, Series B-1, 5.00%,
7/15/30 (5) 500 503
Houston Airport System, United Airlines, Series B-1, 5.00%,
7/15/35 (5) 100 100
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/28  100 100

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Lavon, Elevon Public Improvement Dist., 4.25%, 9/15/31 (4) 200 202
Love Field Airport Modernization, Southwest Airlines, 5.00%,
11/1/28 (5) 185 185
Mission Economic Dev., Natgasoline, Series B, 4.625%,
10/1/31 (4)(5) 500 501
Montgomery County Toll Road Auth., 5.00%, 9/15/33  500 504
New Hope Cultural Ed. Fac. Fin., Buckingham Senior Living,
Series B, VR, 2.00%, 11/15/61, (2.00% PIK) (3)(13) 159 59
New Hope Cultural Ed. Fac. Fin., Senior Living, Series A,
5.00%, 11/15/26  170 168
New Hope Cultural Ed. Fac. Fin., Texas A&M Univ. Corpus
Christi, Series A, 5.00%, 4/1/31 (Prerefunded 4/1/27) (9) 50 52
North East Texas Regional Mobility Auth., Senior Lien, 5.00%,
1/1/26  200 204
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series A,
3.625%, 1/1/35 (4)(5) 345 322
Port of Beaumont Navigation Dist., Jefferson Gulf Coast
Energy, Series A, 5.00%, 1/1/39 (4)(5) 250 260
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31  510 549
Texas Municipal Gas Acquisition & Supply V, VRDN, 5.00%,
1/1/55 (Tender 1/1/34)  300 326
7,392
UTAH  0.5%
Military Installation Dev. Auth., Series A-1, 4.00%, 6/1/36  500 474
Vineyard Redev. Agency, 4.00%, 5/1/39 (6) 100 102
576
VIRGINIA  4.0%
Alexandria IDA, Goodwin House, 5.00%, 10/1/35 (Prerefunded
10/1/25) (9) 260 264
Cherry Hill CDA, Potomac Shores Project, 4.50%, 3/1/25 (4) 70 70
Chesapeake Hosp. Auth., Chesapeake Regional Medical,
5.00%, 7/1/31  250 270
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/27  375 375
Hanover County Economic Dev. Auth., Covenant Woods,
4.00%, 7/1/30 (4) 255 254
James City County Economic Dev. Auth., Williamsburg Landing,
Series C-3, 5.25%, 12/1/27  150 150
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community - Harbor, Series B, 4.00%, 1/1/25  20 20
Prince William County IDA, Westminster At Lake Ridge, 5.00%,
1/1/26  400 401
Prince William County IDA, Westminster At Lake Ridge, 5.00%,
1/1/31  100 101

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Virginia College Building Auth., Marymount Univ., 5.25%,
7/1/30 (4) 100 96
Virginia College Building Auth., Marymount Univ., Series A,
5.00%, 7/1/30 (4) 150 143
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
7/1/33 (5) 120 128
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
7/1/34 (5) 695 741
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 7/1/32 (5) 265 268
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/39 (5) 400 394
Virginia Small Business Fin. Auth., Senior Lien, 5.00%,
7/1/32 (5) 500 535
4,210
WASHINGTON  2.3%
Washington State Convention Center Public Fac. Dist., 4.00%,
7/1/31  200 205
Washington State Housing Fin. Commission, Bayview Manor
Homes, Series A, 4.00%, 7/1/26 (4) 100 99
Washington State Housing Fin. Commission, Radford Court
and Nordheim Court, 5.00%, 7/1/29  300 322
Washington State Housing Fin. Commission, Social Certificate,
Series 2021-1, Class A, 3.50%, 12/20/35  710 667
Washington State Housing Fin. Commission, Social Certificate,
Series 2023-1, Class A, 3.375%, 4/20/37  743 680
Washington State Housing Fin. Commission, Social Certificate,
Series 2024-1, Class A, VR, 4.221%, 3/20/50 (Prerefunded
3/20/40) (9) 225 220
Washington State Housing Fin. Commission, Transforming Age
Project, Series A, 5.00%, 1/1/34 (4) 245 248
2,441
WEST VIRGINIA  1.6%
Monongalia County, Series A, 5.00%, 6/1/33 (4) 550 577
West Virginia Economic Dev. Auth., Appalachian Power, VRDN,
0.625%, 12/1/38 (Tender 12/15/25)  750 718
West Virginia Economic Dev. Auth., Arch Resources, VRDN,
5.00%, 7/1/45 (Tender 7/1/25) (5) 200 200
West Virginia Economic Dev. Auth., Mitchell Project,
Series 2014-A, VRDN, 4.70%, 4/1/36 (Tender 6/17/26) (5) 150 152
1,647
WISCONSIN  4.1%
PFA, Cincinnati Classical Academy, Series A, 5.375%,
6/15/39 (4) 100 101

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
PFA, Elevon Project, RAN, 5.00%, 7/15/30 (4) 100 100
PFA, Mary's Woods at Marylhurst Project, 5.00%, 5/15/30 (4) 100 102
PFA, Master Academy of Nevada - East Las Vegas Campus
Project, Series A, 5.00%, 12/15/34 (4) 250 262
PFA, Million Air Three LLC General Aviation Fac. Project,
Series A, 5.50%, 9/1/30 (1)(4)(5) 250 256
PFA, Nolina & Sorella Project, RAN, 5.50%, 12/15/32 (4) 175 175
PFA, Piedmont Community Charter School, 5.00%, 6/15/34  250 258
Wisconsin HEFA, Dickson Hollow Phase II Project, 5.00%,
10/1/32  250 258
Wisconsin PFA, Celanese, Series C, 4.30%, 11/1/30 (5) 500 502
Wisconsin PFA, Challenge Foundation Academy, 5.75%,
7/1/33 (4) 250 263
Wisconsin PFA, CHF Manoa LLC, Series A, 5.25%, 7/1/38 (4) 250 273
Wisconsin PFA, Church Home of Hartford, 5.00%, 9/1/25 (4) 35 35
Wisconsin PFA, Founders Academy of Las Vegas, Series A,
5.75%, 7/1/33 (4) 475 503
Wisconsin PFA, Founders of Academy Las Vegas, Series A,
4.00%, 7/1/30 (4) 85 82
Wisconsin PFA, National Gypsum, 4.00%, 8/1/35 (5) 445 437
Wisconsin PFA, Piedmont Charter School, 5.00%, 6/15/49  250 252
Wisconsin PFA, Roseman Univ. of Health, 4.00%, 4/1/32 (4) 100 100
Wisconsin PFA, Roseman Univ. of Health, 5.00%, 4/1/30 (4) 235 244
Wisconsin PFA, Roseman Univ. of Health, 5.00%, 4/1/30 (4)(8) 15 16
Wisconsin PFA, Roseman Univ. of Health, 5.00%, 4/1/40 (4) 100 103
4,322
Total Investments in Securities  100.2%
(Cost $105,726) $ 105,335
Other Assets Less Liabilities (0.2)% (177)
Net Assets 100.0% $ 105,158
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) When-issued security
(2) Security is in default or has failed to make a scheduled interest and/or principal payment.
(3) Non-income producing
(4) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $25,133 and represents 23.9% of net assets.
(5) Interest subject to alternative minimum tax.
(6) Insured by Assured Guaranty Municipal Corporation
(7) Insured by Assured Guaranty Corporation

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
(8) Escrowed to maturity
(9) Prerefunded date is used in determining portfolio maturity.
(10) Insured by National Public Finance Guarantee Corporation
(11) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(12) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(13) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
3M TSFR Three month term SOFR (Secured overnight financing rate)
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
CDFI Community Development Financial Institution
DFA Development Finance Authority
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAN Revenue Anticipation Note
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting
Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On November 30, 2024, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F100-054Q3 11/24